As filed with the Securities and Exchange Commission on November 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

(800) 915-6566
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.
Guinness Atkinson Global Innovators Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2005 (Unaudited)
Shares	COMMON STOCKS: 98.9%	Value

	Advertising Agencies: 3.7%
26,470	WPP Group Plc	$1,353,146

	Aerospace/Defense: 4.1%
18,760	L-3 Communications Holdings, Inc.	1,483,353

	Auto Manufacturers: 4.3%
27,600	Honda Motor Company ADR	783,840
8,400	Toyota Motor Corp.	775,908
		1,559,748
	Blast Furn/Mill: 4.2%
25,900	Nucor Corp.	1,527,841

	Commercial Banks: 6.3%
15,600	Citigroup, Inc.	710,112
32,374	State Street Corp.	1,583,736
		2,293,848
	Communications Equipment: 4.3%
91,742	Nokia Corp.	1,551,357

	Computer Integrated Systems Design: 4.0%
368,090	Sun Microsystems, Inc.*	1,442,913

	Computer Related Services: 3.1%
59,400	Acxiom Corp.	1,111,968

	Data Processing and Preparation: 4.0%
36,264	First Data Corp.	1,450,560

	E-Commerce/Products: 4.4%
34,800	Amazon.Com, Inc.*	1,576,440

	Electrical Components & Equipment: 4.4%
5,600	Samsung Electronics Co., Ltd.*	1,593,200

	Electronic Computers: 7.9%
30,020	Apple Computer, Inc.*	1,609,372
36,500	Dell, Inc.*	1,248,300
		2,857,672
	Fire, Marine, and Casualty Insurance: 2.2%
12,575	American International Group, Inc.	779,147

	Oil & Gas Producers: 4.1%
21,210	BP Amoco Plc ADR	1,502,728

	Pharmaceuticals: 1.9%
27,010	Pfizer, Inc.	674,440

	Prepackaged Software: 10.1%
63,500	Check Point Software Technologies, Ltd.*	1,544,320
29,228	Microsoft Corp.	752,036
110,430	Oracle Corp.*	1,368,228
		3,664,584
	Radio & TV Communications Equipment: 3.5%
37,808	Sony Corp.	1,254,848

	Radiotelephone Communications: 2.1%
29,460	Lucent Technologies, warrants, Exp 12/10/07*	27,987
27,758	Vodafone Group Plc.	720,875
		748,862
	Ready-Mixed Concrete: 4.4%
30,536	Cemex SA de CV	1,597,033

	Semiconductors: 8.4%
46,050	Nvidia Corp.*	1,578,594
176,307	Taiwan Semiconductor Manufacturing Co. Ltd.	1,449,244
		3,027,838
	Telecommunication Services: 3.8%
184,330	Cable & Wireless PLC	1,386,162

	Variety Store: 3.7%
31,300	Costco Wholesale Corp.	1,348,717

	Total Common Stocks
	(cost $31,699,512)	35,786,405

	Total Investments in Securities
	(cost $31,699,512+ ): 98.9%	35,786,405
	Other Assets less Liabilities: 1.1%	385,005
	Net Assets: 100.0%	$36,171,410

*	Non-income producing security.
+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$33,350,119
Gross tax unrealized appreciation	5,167,619
Gross tax unrealized depreciation	(2,731,333)
Net tax unrealized appreciation	$2,436,286

Guinness Atkinson Asia Focus Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2005 (Unaudited)
Shares	COMMON STOCKS: 96.2%	Value

	China: 13.2%
880,000	China Shipping Development Co., Ltd.	$720,335
2,076,000	China Telecom	789,455
1,288,000	PetroChina Co., Ltd.	1,079,214
1,420,000	Sinopec Shanghai Petrochemical	498,808
460,000	Sinopec Zhenhai Refining & Chemical Company Ltd.	506,993
1,468,800	Yanzhou Coal Mining Co., Ltd.	1,154,970
		4,749,775
	Hong Kong: 23.3%
470,000	Chen Hsong Holdings, Ltd.	249,919
1,411,000	CNOOC, Ltd.	1,018,576
666,000	EganaGoldpfeil Holdings Ltd.	152,817
257,840	Esprit Holdings, Ltd.	1,927,776
843,370	Giant Wireless Technology	172,239
694,000	Global Bio-Chem Technology Group Co., Ltd.	315,353
114,250	Global Bio-Chem Technology Group Co., Ltd., warrants, Exp 5/31/07*	1,031
27,863	HSBC Holdings Plc	452,920
158,000	Kingboard Chemicals Holdings Ltd.	392,072
540,000	Midland Realty Holdings, Ltd.	313,245
1,838,837	Skyworth Digital Holdings, Ltd**^	270,225
2,274,000	Solomon Systech International Ltd.	806,123
195,000	Suface Mount Technology Holdings, Ltd.	67,528
48,300	Surface Mount Technology, warrants, Exp 8/29/09*	2,144
713,000	Techtronic Industries Co.	1,829,030
1,531,811	Victory City International Holdings, Ltd	414,670
		8,385,668
	Indonesia: 0.7%
676,000	Bank Danamon Indonesia Tbk PT	257,776

	Malaysia: 2.5%
280,000	IOI Corp. Berhad	883,937

	Singapore: 8.8%
630,000	First Engineering, Ltd.	492,275
77,296	Jardine Cycle & Carriage, Ltd.	498,743
566,000	Jurong Technologies Industrial	693,554
478,000	Neptune Orient Lines, Ltd.	854,531
440,000	Singapore Telecommunications	635,529
		3,174,632
	South Korea: 27.6%
11,500	Daelim Industrial Co.	793,103
10,000	Honam Petrochemical Corp.	501,393
15,250	Hyundai Mobis	1,245,077
38,000	INI Steel Co.	998,271
23,420	Korea Tobacco & Ginseng Corp.	1,016,794
5,500	LG Electronics, Inc.	370,858
7,700	POSCO	1,760,254
5,660	Samsung Electronics Co. Ltd.	3,223,879
		9,909,629
	Taiwan: 14.2%
1,095,796	China Steel Corp.	970,448
109,200	High Tech Computer Corp.	1,326,242
151,264	HON HAI Precision Industry	700,613
114,588	Novatek Microelectronics Corp. Ltd.	499,622
678,205	Taishin Financial Holdings Co. Ltd.	397,006
764,743	Taiwan Semiconductor Manufacturing Co. Ltd.	1,220,690
		5,114,621
	Thailand: 5.9%
247,500	Electricity Generating Public Co., Ltd.	446,762
94,000	PTT Exploration & Production Public Co. Ltd.	1,073,106
99,000	Siam Cement Co., Ltd.	608,562
		2,128,430

	Total Common Stocks
	(cost $21,305,061)	34,604,468

	Total Investments in Securities
	(cost $21,305,061+ ): 96.2%	34,604,468
	Other Assets less Liabilities: 3.8%	1,367,310
	Net Assets: 100.0%	$35,971,778

*	Non-income producing security.
**	Fair valued under procedures established by Board of Trustees.
^	Illiquid security.
+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$21,305,208
Gross tax unrealized appreciation	13,909,392
Gross tax unrealized depreciation	(610,131)
Net tax unrealized appreciation	$13,299,260

SCHEDULE OF INVESTMENTS BY INDUSTRY
at September 30, 2005 (Unaudited)
GUINNESS ATKINSON ASIA FOCUS FUND	% of
Industry	Net Assets

Steel-Producers	10.4%
Electric Products-Misc	10.0%
Semicon Compo-Intg Circu	7.0%
Distribution/Wholesale	6.7%
Oil Comp-Explor&Prodtn	5.8%
Mach Tools&Rel Products	5.1%
Transport-Marine	4.4%
Electronic Compo-Misc	4.1%
Telecom Services	4.0%
Oil Comp-Integrated	3.9%
Computers	3.7%
Auto/Trk Prts&Equip-Orig	3.5%
Coal	3.2%
Commer Banks Non-US	3.1%
Tobacco	2.8%
Petrochemicals	2.8%
Agricultural Operations	2.5%
Building-Heavy Construct	2.2%
Bldg Prod-Cement/Aggreg	1.7%
Oil Refining&Marketing	1.4%
Rubber/Plastic Products	1.4%
Electric-Generation	1.2%
Textile-Products	1.2%
Chemicals-Other	1.1%
Agricultural Biotech	0.9%
Audio/Video Products	0.8%
Machinery-General Indust	0.7%
Wireless Equipment	0.5%
Misc Manufacturer	0.4%

Total Investments in Securities	96.2%
Other Assets less Liabilities	3.8%
Net Assets	100.00%

Guinness Atkinson China & Hong Kong Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2005 (Unaudited)
Shares	COMMON STOCKS: 99.2%	Value

	Agricultural Biotechnology: 1.0%
2,700,000	Global Bio-Chem Technology Group Co., Ltd.	$1,226,877
337,500	Global Bio-Chem Technology Group Co., Ltd., warrant, Exp 5/31/07*	3,045
		1,229,922
	Airlines: 0.5%
2,140,000	China Southern Airlines Co., Ltd.	620,690

	Audio/Video Products: 1.1%
8,619,550	Skyworth Digital Holdings, Ltd**^	1,266,682

	Auto - Cars/Light Trucks: 2.8%
9,314,000	Denway MotorsLtd.	3,391,821

	Building - Heavy Construction: 2.5%
270,000	Cheung Kong	3,043,700

	Coal: 3.4%
5,155,200	Yanzhou Coal Mining Co., Ltd.	4,053,718

	Commercial Banks: 10.3%
253,850	Dah Sing Financial Holdings	1,695,060
485,477	HSBC Holdings Plc	7,891,544
379,400	Wing Hang Bank, Ltd.	2,777,946
		12,364,550
	Computers: 0.3%
5,388,000	Group Sense International, Ltd.	343,804

	Distribution/Wholesale: 8.4%
1,342,071	Esprit Holdings, Ltd.	10,034,176

	Diversified Operations: 10.8%
1,314,983	China Merchants Holdings International Co., Ltd.	2,966,446
300,000	Gome Electric Appliances Holdings, Ltd.	179,826
252,000	Hutchison Whampoa	2,595,527
536,500	Swire Pacific, Ltd. - Class A	4,906,822
579,000	Wharf Holdings, Ltd.	2,280,174
		12,928,795
	Electric - Generation: 1.3%
2,000,000	Datang International Power Gen. Co., Ltd.	1,521,109

	Electric - Integrated: 5.7%
886,000	CLP Holdings, Ltd.	5,276,597
299,000	Hong Kong Electric Holdings	1,481,992
		6,758,589

	Electronic Components - Miscellaneous: 0.3%
1,052,000	Suface Mount Technology Holdings, Ltd.	364,305
352,800	Suface Mount Technology Holdings, Ltd., warrants, Exp 8/29/09*	15,663
		379,968
	Electronics: 2.0%
950,000	Kingboard Chemicals Holdings Ltd.	2,357,396

	Machinery - Diversified: 1.6%
3,510,000	Chen Hsong Holdings, Ltd.	1,866,420

	Machinery Tools & Related Products: 7.8%
3,636,000	Techtronic Industries Co.	9,327,283

	Medical - Drugs: 0.0%
1,240,000	Far East Pharmaceutical Technology*^	10,869

	Miscellaneous Manufacturer: 0.4%
2,322,000	EganaGoldpfeil (Holdings) Ltd.	532,795

	Oil & Gas: 12.4%
10,957,000	CNOOC, Ltd.	7,909,662
8,256,000	PetroChina Co., Ltd.	6,917,693
		14,827,355
	Oil Refining: 3.1%
3,326,000	Sinopec Zhenhai Refining & Chemical Company Ltd.	3,665,781

	Petrochemicals: 2.6%
3,570,000	China Petroleum & Chemical Corp.	1,633,709
4,204,000	Sinopec Shanghai Petrochemical	1,476,751
		3,110,460
	Real Estate: 1.4%
200,000	Hopewell Holdings	525,943
20,000	Hopewell Holdings, warrants, Exp 8/5/06*	3,661
2,000,000	Midland Holdings, Ltd.	1,160,168
		1,689,772
	Rental Auto/Equipment: 2.5%
1,531,000	Cosco Pacific, Ltd.	2,950,493

	Retail: 0.3%
820,000	Glorious Sun Enterprises, Ltd.	351,466

	Semiconductor Components - Integrated Circuits: 2.3%
7,816,000	Solomon Systech International Ltd.	2,770,738

	Steel Producers: 1.4%
4,880,000	Maanshan Iron & Steel	1,714,212

	Telecommunications: 9.3%
1,335,000	China Mobile (Hong Kong), Ltd.	6,556,687
9,200,000	China Telecom Corp. Ltd.	3,498,550
5,091,020	Giant Wireless Technology	1,039,722
		11,094,959
	Textiles: 1.2%
5,205,931	Victory City International Holdings, Ltd	1,409,275

	Transportation: 2.4%
2,621,000	China Shipping Container Lines Co., Ltd.	1,038,940
2,276,000	China Shipping Development Co., Ltd.	1,863,049
		2,901,989

	Total Common Stocks
	(cost $66,778,014)	118,518,787

	Total Investments in Securities
	(cost $66,778,014+ ): 99.2%	118,518,787
	Other Assets less Liabilities: 0.8%	1,137,186
	Net Assets: 100.0%	$119,655,973

*	Non-income producing security.
**	Fair valued under procedures established by Board of Trustees.
^	Illiquid security.
+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$66,932,115
Gross tax unrealized appreciation	54,233,707
Gross tax unrealized depreciation	(2,647,035)
Net tax unrealized appreciation	$51,586,672

Guinness Atkinson Global Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2005 (Unaudited)
Shares	COMMON STOCKS: 97.1%	Value

	Coal: 3.6%
49,250	Peabody Energy Corp.	4,154,238

	Diversified Manufacturing Operations: 2.6%
638,791	Abbot Group Plc	2,983,846

	Machinery - General Industry: 0.0%
299,356	Shandong Molong Petroleum Machinery Co. Ltd.	53,257

	Oil & Gas: 10.5%
51,196	Burlington Resources, Inc.	4,163,259
63,086	ChevronTexaco Corp.	4,083,557
58,228	Marathon Oil Corp.	4,013,656
		12,260,472
	Oil & Gas - Field Services: 3.5%
64,645	Petroleo Brasileiro SA, ADR	4,121,119

	Oil & Gas Exploration & Production: 29.5%
41,572	Afren Plc*	49,282
42,105	Anadarko Petroleum Corp.	4,031,554
53,529	Apache Corp.	4,026,451
38,337	Canadian Oil Sands Trust	4,239,827
61,025	Devon Energy Corp.	4,188,756
31,759	Dragon Oil Plc*	109,295
73,756	EnCana Corp.	4,308,704
15,799	Granby Oil & Gas Plc*	29,352
6,200	Grey Wolf Exploration, Inc.*	33,630
600	Imperial Energy Corp.*	5,228
51,056	Newfield Exploration Co.*	2,506,850
83,192	Nexen, Inc.	3,971,775
118,669	OPTI Canada, Inc.*	4,035,839
10,787	Plains Exploration & Product*	461,899
34,334	Venture Production, Plc*	292,810
60,871	Whiting Petroleum Corp.*	2,668,585
		34,959,837
	Oil & Gas Producers: 39.0%
29,511	Amerada Hess Corp.	4,057,763
58,408	ConocoPhillips	4,083,303
46,384	Occidental Petroleum Corp.	3,962,585
72,910	OMV AG*	4,344,775
95,520	Petro-Canada	4,001,897
5,377,000	PetroChina Co. Ltd.	4,505,701
74,610	Pioneer Natural Resources Co.	4,097,581
130,328	Repsol SA	4,237,629
130,270	Royal Dutch Shell Plc	4,315,870
117,047	Sasol Ltd.	4,539,127
116,898	Shell Canada, Ltd.	4,091,355
		46,237,586
	Oil Refining & Marketing: 6.9%
52,920	Sunoco, Inc.	4,138,344
60,090	Tesoro Petroleum Corp.	4,040,452
		8,178,796

	Total Common Stocks
	(cost $99,916,477)	112,949,151

Principal Amount	BOND: 0.0%	Value

	Oil & Gas Producers: 0.0%

14	OMV AG, 1.500%, 12/01/08	$8,508

	Total Bond
	(cost $5,705)	8,508

	Total Investments in Securities
	(cost $99,922,182+ ): 97.1%	112,957,659
	Other Assets less Liabilities: 2.9%	5,702,331
	Net Assets: 100.0%	$118,659,990

*	Non-income producing security.
+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$99,922,224
Gross tax unrealized appreciation	13,158,217
Gross tax unrealized depreciation	(122,782)
Net tax unrealized appreciation	$13,035,435

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guinness Atkinson Funds

By (Signature and Title)_/s/ James Atkinson
James J. Atkinson, Jr., President

Date 11/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James Atkinson
James J. Atkinson, Jr., President

Date 11/28/05

By (Signature and Title) _ s/ Rita Dam
Rita Dam, Treasurer

Date 11/28/05